Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders' Equity (Deficit) (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Redeemable Convertible Preferred Stock [Member] Series A-1 Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series A Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series B Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Series C Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member]	Total
Balance at Jul. 14, 2008
Issuance of redeemable convertible preferred stock				$ 15,126	$ 10,067
Issuance of redeemable convertible preferred stock, shares				7,016	6,979
Issuance of common stock in exchange for assets	1	1,699							1,700
Issuance of common stock in exchange for assets, shares	11,000
Issuance of restricted stock upon early exercise of options, shares	209
Stock-based compensation		26							26
Net income (loss)			(5,150)						(5,150)
Balance at Dec. 31, 2008	1	1,725	(5,150)					25,193	(3,424)
Balance, shares at Dec. 31, 2008	11,209							13,995
Issuance of redeemable convertible preferred stock						33,819
Issuance of redeemable convertible preferred stock, shares						11,746
Vesting of stock options early exercised		14							14
Stock-based compensation		227							227
Net income (loss)			1,934						1,934
Balance at Dec. 31, 2009	1	1,966	(3,216)					59,012	(1,249)
Balance, shares at Dec. 31, 2009	11,209							25,741
Issuance of redeemable convertible preferred stock							3,781
Issuance of redeemable convertible preferred stock, shares							489
Issuance of common stock in exchange for assets		52							52
Issuance of common stock in exchange for assets, shares	174
Issuance of restricted stock upon early exercise of options, shares	50
Vesting of stock options early exercised		25							25
Stock-based compensation		1,246							1,246
Net income (loss)			13,871						13,871
Repurchase of common stock		(3,238)							(3,238)
Repurchase of common stock, shares	(489)
Balance at Dec. 31, 2010	1	51	10,655					62,793	10,707
Balance, shares at Dec. 31, 2010	10,944							26,230
Issuance of common stock in May 2011 initial public offering at $19.00 per share, net of issuance costs of $2,915	1	157,263							157,264
Issuance of common stock in May 2011 initial public offering at $19.00 per share, net of issuance costs of $2,915, shares	9,065
Issuance of common stock in exchange for assets		1,867							1,867
Issuance of common stock in exchange for assets, shares	646
Issuance of restricted stock upon early exercise of options, shares	237
Conversion of preferred stock into shares of common stock	3	62,790						(62,793)	62,793
Conversion of preferred stock into shares of common stock, shares	26,230							(26,230)
Vesting of stock options early exercised		43							43
Stock-based compensation		2,965							2,965
Tax benefit of equity award compensation		203							203
Net income (loss)			14,361						14,361
Other		(23)							(23)
Balance at Jun. 30, 2011	$ 5	$ 225,159	$ 25,016						$ 250,180
Balance, shares at Jun. 30, 2011	47,122